Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,411,000
Previously Paid Amount	0.00
Total Fee Amount	332.96
Total Offset Amount	0.00
Net Fee	332.96
Narrative - Max Aggregate Offering Price	$ 2,411,000
Final Prospectus	true